CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash Flows from Operating Activities
Net income	$ 68,414	$ 25,050
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	65,341	68,075
Amortization of deferred drydocking and special survey costs	2,056	2,157
Amortization of finance costs	7,200	7,564
Exit fees accrued on debt	1,842	1,874
Payments for drydocking and special survey costs deferred	(1,217)	(3,789)
Gain on sale of vessels		(5,709)
Amortization of deferred realized losses on interest rate swaps	1,992	1,992
Unrealized gains on derivatives	(8,903)	(10,207)
(Increase)/Decrease in
Accounts receivable	2,721	(705)
Inventories	739	3,176
Prepaid expenses	(267)	125
Due from related parties	(8,195)	995
Other assets, current and long-term	827	(8,341)
(Increase)/Decrease in
Accounts payable	(1,315)	596
Accrued liabilities	(5,424)	(1,708)
Unearned revenue, current and long term	(2,144)	557
Other liabilities, current and long-term	953	1,615
Net Cash provided by Operating Activities	124,620	83,317
Cash Flows from Investing Activities
Vessels additions	(538)	(563)
Net proceeds from sale of vessels		50,602
Net Cash (used in)/provided by Investing Activities	(538)	50,039
Cash Flows from Financing Activities
Payments of long-term debt	(78,291)	(77,625)
Payments of vendor financing	(28,694)	(28,694)
Deferred finance costs	(692)
Increase of restricted cash		(43,684)
Net Cash used in Financing Activities	(107,677)	(150,003)
Net Increase/(Decrease) in Cash and Cash Equivalents	16,405	(16,647)
Cash and Cash Equivalents at beginning of period	57,730	68,153
Cash and Cash Equivalents at end of period	$ 74,135	$ 51,506